Other (Losses)/Gains - Net - Summary of Other gains/(losses) (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other gains(losses),Net [Line Items]
Loss on disposal of plant and equipment and intangible assets	$ (3)	$ (187)	$ (198)
Currency translation loss	(812)	(1,323)	(972)
Fair value (loss)/gain on derivative financial liabilities		1,313	(525)
Fair value loss on contingent consideration		(174)	(705)
Other gains (losses)	(124,961)	14,680	(18,391)
Series B,D1,E,F preferred shares
Disclosure of Other gains(losses),Net [Line Items]
Fair Value Loss Gain On Preference Shares Conversion	$ (124,146)	$ 15,051	$ (15,991)